Equity Incentive Plan	6 Months Ended
Jun. 30, 2016
Equity Incentive Plan [Abstract]
Equity Incentive Plan
14.	Equity Incentive Plan:
On October 1, 2015, the Compensation Committee granted an aggregate of 189,000 restricted shares of common stock, pursuant to the 2011 Equity Incentive Plan. Of the total 189,000 shares issued, 36,000 shares were granted to Seanergy's board of directors and the other 153,000 shares were granted to certain of Seanergy's other employees. On February 3, 2016, 8,000 of the shares granted to certain of Seanergy's other employees were cancelled. The fair value of each share on the grant date was $3.70. The shares to Seanergy's board of directors will vest over a period of two years commencing on October 1, 2015. On October 1, 2015, 12,000 shares vested, 12,000 shares will vest on October 1, 2016 and 12,000 shares will vest on October 1, 2017. All the other shares granted to certain of Seanergy's other employees will vest over a period of three years, commencing on October 1, 2015. On October 1, 2015, 25,000 shares vested, 31,000 shares will vest on October 1, 2016, 42,000 shares will vest on October 1, 2017 and 47,000 shares will vest on October 1, 2018.
The related expense for the six month periods ended June 30, 2016 and 2015, amounted to $79 and $NIL, respectively, and is included under general and administration expenses. The unrecognized cost for the non-vested shares as of June 30, 2016 and December 31, 2015 amounted to $414 and $521, respectively.